SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of stock options granted

	Six months ended June 30, 2023
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	5,305,732	$2.95	3.83	$19
Granted	607,478	1.93
Exercised	(17,915)	1.70
Forfeited or expired	(644,249)	3.06

Outstanding at end of the period	5,251,046	2.82	3.58	$153

Options exercisable at end of the period	2,725,843	$2.94	2.52	$17

Vested and expected to vest	3,933,732	$2.87	3.19	$76

Schedule of RSUs granted
	Number of RSUs	Weighted average fair value

Unvested at beginning of year	2,108,339
Granted	429,620	$1.88
Vested	(20,656)
Forfeited	(159,303)

Unvested at end of period	$2,358,000

Schedule of equity-based compensation expense

	Six months ended June 30,
	2022	2023
	Unaudited

Cost of revenues	257	226
Research and development	20	477
Sales and Marketing	579	738
General and administrative	579	536

Total share-based compensation expense	$1,435	$1,977